Note 3 - Functional and Presentation Currency and Unit of Account (Tables)	12 Months Ended
Dec. 31, 2018
Functional and Presentation Currency Abstract
Table of Equity Inflation Adjustment
	December 31, 2017	January 1, 2017
Equity before inflation adjustment (Note 2.2)	31,776,490	20,578,655
Impact of IAS 29 adoption:
· Increase in Non-monetary assets (tangible assets, intangible assets and non-current assets held for sale)	2,486,482	504,728
· Increase Deferred income tax	(725,461)	(176,654)
Total impact of IAS 29 adoption	1,761,021	328,074
Equity in terms of the measuring unit current at December 31, 2017 / January 1, 2017	33,537,511	20,906,729
Adjustment of mesuring unit	15,979,144	17,615,005
Equity in terms of the measuring unit current at December 31, 2018	49,516,655	38,521,734

Table of Profit Inflation Adjustment
December 31, 2017
Profit before inflation adjustment (Note 2.2)	5,431,446
Impact of IAS 29 adoption:
· Increase in Non-monetary assets (tangible assets, intangible assets and non-current assets held for sale)	1,981,754
· Increase Deferred income tax	(548,807)
· Loss on net monetary position	(5,604,951)
Total impact of IAS 29 adoption	(4,172,004)
Profit or loss at in terms of the measuring unit current at December 31, 2017	1,259,442
Adjustment of mesuring unit	600,069
Profit in terms of the measuring unit current at December 31, 2018	1,859,511